UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.6%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,964,190
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,733,110

		$4,697,300

Cogeneration — 1.1%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$900	$900,522

		$900,522

Education — 26.3%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$356,385
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,635,454
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	356,489
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	566,967
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,078,670
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	852,382
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	570,573
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,231,560
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	263,045
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,201,320
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,469,645
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,794,675
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	380,491
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	472,960
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,901,197
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,315,940
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	310,601
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	817,739
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,461,388

		$22,037,481

Electric Utilities — 4.5%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,618,672
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,139,290

		$3,757,962

Escrowed/Prerefunded — 10.4%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$449,479
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	135	142,204
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	655	689,951
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	1,067,728
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	625	681,844
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	845	851,490
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	778,057
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,303,250

Security	Principal Amount (000’s omitted)	Value
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	$395	$473,648
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,227,390
Saratoga County Water Authority, Prerefunded to 9/1/18, 5.00%, 9/1/48	1,000	1,087,450

		$8,752,491

General Obligations — 5.6%
New York, 5.00%, 2/15/34(1)	$4,000	$4,679,320
New York City, 6.25%, 10/15/28	45	50,218

		$4,729,538

Hospital — 11.9%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 4.00%, 7/1/41	$300	$331,428
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	130	149,978
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,105,411
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,141,000
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,139,520
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,161,820
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	630,021
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	100	113,802
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	452,080
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	909,958
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	710	712,237
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	680,888
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,211,736
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	220,940

		$9,960,819

Housing — 10.3%
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	$2,620	$2,652,514
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	500	526,595
New York Housing Finance Agency, 3.80%, 11/1/35	650	695,175
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,053,620
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,000	1,007,100
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,691,649

		$8,626,653

Industrial Development Revenue — 6.9%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,087,150
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	500	510,120
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	1,049,500
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,348,960
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,839,348

		$5,835,078

Insured-Education — 5.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,766,288
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,547,463

		$4,313,751

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.8%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,541,344

		$1,541,344

Insured-General Obligations — 2.2%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,849,159

		$1,849,159

Insured-Other Revenue — 5.0%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,822,564
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,403,556

		$4,226,120

Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$477,106

		$477,106

Insured-Transportation — 3.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51	$2,500	$2,660,700

		$2,660,700

Other Revenue — 8.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,803,360
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/40	75	83,682
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,088,580
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,512,459
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,277,080

		$6,765,161

Senior Living/Life Care — 7.1%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$965,622
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	992,834
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	301,174
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	128,170
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	1,029,763
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	246,611
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	248,393
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	2,070,608

		$5,983,175

Special Tax Revenue — 19.7%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,698,015
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	2,100	2,493,960
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,174,430
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	1,000	1,110,870
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,860,831
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	7,163,220

		$16,501,326

Transportation — 17.7%
Metropolitan Transportation Authority, 5.00%, 11/15/38	$1,500	$1,783,110
New York Thruway Authority, 5.00%, 1/1/37	700	820,015
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,164,780
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/46	1,250	1,323,200
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	2,026,871
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,058,666

Security	Principal Amount (000’s omitted)	Value
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	$1,950	$2,415,524
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/40	1,000	1,223,360
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,008,630

		$14,824,156

Water and Sewer — 3.5%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$363,419
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	2,385	2,604,134

		$2,967,553

Total Tax-Exempt Investments — 156.6% (identified cost $115,854,199)		$131,407,395

Miscellaneous — 0.8%

Security	Units	Value
Real Estate — 0.8%
CMS Liquidating Trust(2)(4)(5)	257	$710,845

Total Miscellaneous — 0.8% (identified cost $822,400)		$710,845

Total Investments — 157.4% (identified cost $116,676,599)		$132,118,240

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (4.9)%		$(4,125,590)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (35.3)%		$(29,600,000)

Other Assets, Less Liabilities — (17.2)%		$(14,469,643)

Net Assets Applicable to Common Shares — 100.0%		$83,923,007

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 3.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $5,736,074 or 6.8% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,933,094.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Dec-16	$(4,958,627)	$(4,940,875)	$17,752

						$17,752

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At August 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $17,752.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,641,537

Gross unrealized appreciation	$15,488,034
Gross unrealized depreciation	(221,331)

Net unrealized appreciation	$15,266,703

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$131,407,395	$—	$131,407,395
Miscellaneous	—	—	710,845	710,845
Total Investments	$—	$131,407,395	$710,845	$132,118,240
Futures Contracts	$17,752	$—	$—	$17,752
Total	$17,752	$131,407,395	$710,845	$132,135,992

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2016 is not presented.

At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016